Right-of-use Assets and Operating Lease Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Right-of-use Assets And Operating Lease Liabilities
The Company evaluated the lease amendment under the provisions of ASC 842. Information related to the Company's right-of-use assets and related lease liabilities are as followings (in thousands, except for remaining lease term and discount rate):

The components of lease expense for the three months ended March 31, 2022 and 2021 were as follows (unaudited):

	For the three	For the three
	months ended	months ended
	March 31,	March 31,
	2022	2021
Lease expense:
Operating lease expense	$49	$22
Short-term lease expense	—	—
Total lease expense	$49	$22

The Company evaluated the lease amendment under the provisions of ASC 842. Information related to the Company’s right-of-use assets and related lease liabilities are as followings (in thousands, except for remaining lease term and discount rate):

Year ending December 31:
2022	$201
2023	52
Total lease payments	253
Less imputed interest	(16)
Total lease liabilities	$237
Other supplemental information:
Current operating lease liabilities	$185
Long term operating lease liabilities	52
Total lease liabilities	$237
Discount rate	10%

	For the year ended	For the year ended
	December 31,	December 31,
	2021	2020
Cash paid for operating lease liabilities	170	303